TAXES BASED ON INCOME - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 107.3	$ 122.6
Additions for tax positions of the current year	6.9	11.1
Reductions for tax positions of prior years	(15.7)	(4.0)
Settlements with tax authorities	(2.1)	(4.5)
Expirations of statutes of limitations	(4.2)	(8.6)
Changes due to translation of foreign currencies	(2.7)	(9.3)
Balance at end of year	89.5	$ 107.3
Reasonably possible decrease in unrecognized tax benefits from continuing operations during next 12 months	$ (16.0)